Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Gross Intangible Assets	$ 420,513		$ 433,167	$ 421,489
Less: accumulated amortization	(271,156)		(266,190)	(219,234)
Impairment of intangible assets	(41,045)		(41,045)
Net intangible assets	108,312		125,932	161,210
Amortization of Intangible Assets	(11,093)	$ (10,921)	(41,045)	(41,045)
License [Member]
Gross Intangible Assets	200,000		200,000	200,000
Mobile Application [Member]
Gross Intangible Assets	$ 220,513		$ 233,167	$ 221,489